Share capital and other components of equity (Warrants) (Details) - ElectraMeccanica Vehicles Corp - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share capital and other components of equity
Beginning balance (in shares)	5,395,481	5,598,256
Warrants expired (in shares)	(4,520,693)	(202,775)
Ending balance (in shares)	874,788	5,395,481
Beginning balance (in dollars per share)	$ 4.28	$ 5.23
Warrants expired (in dollars per share)	4.25	16.3
Ending balance (in dollars per share)	$ 4.34	$ 4.28